WARRANTS - Arrangement (Details)		8 Months Ended
	Aug. 11, 2022 shares	Mar. 31, 2023
Class of Warrant or Right [Line Items]
Stock split ratio	5	5
Field Trip Health and Wellness Ltd
Class of Warrant or Right [Line Items]
Number of shares converted	1
Number of shares issued	0.85983356
Stock split ratio	5